NET SALES (Tables)	12 Months Ended
Dec. 31, 2020
NET SALES
Schedule of net sales revenues

	2020	2019	2018
Gross sales	49,658,208	44,558,309	51,861,423
Taxes on sales	(4,377,135)	(3,819,812)	(3,793,516)
Discounts	(1,466,412)	(1,094,487)	(1,908,429)
Net sales	43,814,661	39,644,010	46,159,478